Right-of-use assets and Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-Of-Use Assets And Lease Liabilities
Total lease expenses	$ 93,049	$ 78,880	$ 71,897
Expense relating to variable lease payments not included in measurement of lease liabilities	4,700	3,631	1,313
Income from subleasing right-of-use assets	$ 5	$ 142	$ 146